Share-based payment reserve - Movements in the number of options outstanding (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2009	Jun. 30, 2018 ZAR (R) Y item shares	Jun. 30, 2017 ZAR (R) item shares	Jun. 30, 2016 shares
Share-based payment transaction
Number of shares authorised | shares		1,314,407,571	1,175,000,000	1,175,000,000
Long Term Incentive Equity Settled
Share-based payment transaction
Number of days from termination to settle valuation of share-based payment expense	40 days
Vesting Life Of Share Based Awards		3 years
Percentage of share capital authorised to be issued under scheme		5.00%
Number of share options at the beginning of the year | item		6,198,589
Number of share options, Conversion of LTI scheme to equity settled scheme on 25 November 2016 | item			6,398,182
Number of share options, LTIs granted | item		2,626,268	150,200
Number of share options, LTIs vested | item		(1,868,963)	(194,390)
Number of share options, Effect of CPTs and LTIs forfeited | item		(159,406)	(155,403)
Number of share options at the end of the year | item		6,796,488	6,198,589
Weighted average fair value at the beginning of the year		R 337.80
Weighted average fair value of Conversion of LTI scheme to equity settled scheme on 25 November 2016			R 340.85
Weighted average fair value of LTIs granted		376.73	370.47
Weighted average fair value of LTIs vested		347.93	359.92
Weighted average fair value of Effect of CPTs and LTIs forfeited lapsed		349.95	343.03
Weighted average fair value at the end of the year		R 348.19	337.80
Remaining contractual vesting period of options outstanding | Y		1.50
Exercise price of outstanding share options		R 0
Average weighted market price of LTIs vested (after conversion to equity-settled)		R 396.02	R 375.43
Average fair value of options granted
Expected volatility		24.73%	29.87%
Expected dividend yield		3.65%	3.42%
Expected forfeiture rate		5.00%
Vesting period		3 years
Long Term Incentive Equity Settled | Minimum
Average fair value of options granted
Expected forfeiture rate			3.00%
Long Term Incentive Equity Settled | Maximum
Share-based payment transaction
Number of shares authorised | shares		32,500,000
Average fair value of options granted
Expected forfeiture rate			5.00%
Group management
Share-based payment transaction
Vesting life of partial awards		5 years
Percentage of stock vesting period		50.00%
Group management | Minimum
Share-based payment transaction
Vesting Life Of Share Based Awards		3 years	3 years
Average fair value of options granted
Vesting period		3 years	3 years
Group management | Maximum
Share-based payment transaction
Vesting Life Of Share Based Awards		5 years	5 years
Average fair value of options granted
Vesting period		5 years	5 years
All other participants
Share-based payment transaction
Vesting Life Of Share Based Awards		3 years	3 years
Average fair value of options granted
Vesting period		3 years	3 years
Rand | Long Term Incentive Equity Settled | Minimum
Average fair value of options granted
Risk - free interest rate		6.98%	7.03%
Rand | Long Term Incentive Equity Settled | Maximum
Average fair value of options granted
Risk - free interest rate		7.34%	9.22%
US Dollar | Long Term Incentive Equity Settled | Minimum
Average fair value of options granted
Risk - free interest rate		1.01%	0.76%
US Dollar | Long Term Incentive Equity Settled | Maximum
Average fair value of options granted
Risk - free interest rate		1.47%	0.91%